EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
12.	EARNINGS (LOSS) PER SHARE

Basic earnings per share (“EPS”) are computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

All figures in USD except number of shares and earnings (loss) per common share	2020	2019	2018
Numerator:
Net Income (Loss)	50,033	(10,352)	(95,306)
Denominator:
Basic - Weighted Average Common Shares Outstanding	149,292,586	142,571,361	141,969,666
Dilutive – Weighted Average Common Shares Outstanding	149,292,586	142,571,361	141,969,666
Earnings (Loss) per Common Share:
Basic	0.34	(0.07)	(0.67)
Diluted	0.34	(0.07)	(0.67)

Potentially dilutive equity instruments include unexercised stock options described in note 8 and additional dilution could result from the use of the ATM offering as further described in note 13.